Deferred Charges, Net (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Changes in deferred charges, net
Balance at the beginning of the period	$ 11,455	$ 13,031
Additions	13,380	7,157
Amortization	(5,251)	(8,733)
Balance at the end of the period	$ 19,584	$ 11,455
Period of amortization for deferred costs	2 years 6 months